Exhibit 99.12

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
289418			ARM Subsequent Interest Rate Cap	14	0.0000
896268			Property Type	Townhouse	PUD
790053			Property Type	Two to Four Unit	Detached
679047			Qualifying Total Debt Income Ratio	41.73	42.01
896268			Qualifying Total Debt Income Ratio	17.49	18.30
322945			Qualifying Total Debt Income Ratio	37.04	45.48
289418			Qualifying Total Debt Income Ratio	35.41	37.57
322945			Verified Doc Type	24 Month Bank Statement	12 Month Bank Statement
145551			Property Type	Two to Four Unit	Detached
500251			Lien Position	1	Second Lien
656460			Qualifying CLTV	85.0	76.46